Summary of Significant Accounting Policies (Stock Option Valuation Assumptions) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Accounting Policies [Abstract]
Expected stock price volatility	46.62%	49.06%
Risk-free interest rate	1.39%	1.59%
Expected option life (in years)	5 years 4 months 11 days	5 years 3 months 11 days
Estimated fair value per share	$ 7.67	$ 9.06